Cover	May 21, 2025
Cover [Abstract]
Document Type	8-K/A
Entity Tax Identification Number	83-1269307
Entity Registrant Name	LiveRamp Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38669
Entity Address, Address Line Two	Seventeenth Floor
Entity Address, Postal Zip Code	94104
Entity Address, State or Province	CA
Entity Address, Address Line One	225 Bush Street,
Entity Address, City or Town	San Francisco
Local Phone Number	987-6764
City Area Code	888
Entity Emerging Growth Company	false
Soliciting Material	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	May 21, 2025
Title of 12(b) Security	Common Stock, $.10 Par Value
Trading Symbol	RAMP
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000733269